Investment Portfolio	as of May 31, 2022 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 98.6%
Australia 8.2%
BHP Group Ltd.	695,375	22,036,586
BlueScope Steel Ltd.	528,929	6,830,369
Sonic Healthcare Ltd.	261,016	6,867,707
Woodside Energy Group Ltd.	125,655	2,661,644
(Cost $35,253,068)		38,396,306
Austria 1.0%
OMV AG (Cost $4,684,549)	81,152	4,723,443
Belgium 2.3%
UCB SA (Cost $14,417,282)	123,509	10,910,406
Denmark 4.3%
AP Moller - Maersk AS "B"	5,553	16,258,169
Pandora A/S	48,042	3,894,324
(Cost $15,275,234)		20,152,493
Finland 1.6%
Nokia Oyj (Cost $6,259,379)	1,519,539	7,669,275
France 11.8%
Arkema SA	21,687	2,624,735
BNP Paribas SA (a)	344,392	19,708,295
Cie de Saint-Gobain	37,249	2,211,078
Cie Generale des Etablissements Michelin SCA	18,347	2,395,585
Credit Agricole SA (a)	812,973	9,013,189
Kering SA	5,410	2,978,270
Societe Generale SA	227,498	6,146,782
Television Francaise 1	932,427	7,743,141
TotalEnergies SE	43,126	2,551,614
(Cost $52,798,764)		55,372,689
Germany 5.7%
adidas AG	12,064	2,408,256
BASF SE	54,304	2,999,425
Bayer AG (Registered)	142,079	10,182,865
Brenntag SE	31,573	2,442,991
Deutsche Post AG (Registered)	207,540	8,621,616
(Cost $27,538,786)		26,655,153
Ireland 1.4%
CRH PLC	99,442	4,115,660
DCC PLC	32,472	2,293,451
(Cost $5,975,829)		6,409,111

Italy 1.3%
Intesa Sanpaolo SpA	983,958	2,150,326
UniCredit SpA	324,900	3,818,616
(Cost $6,397,516)		5,968,942
Japan 31.3%
Astellas Pharma, Inc.	388,300	6,207,241
ITOCHU Corp.	183,300	5,262,881
Kyocera Corp.	38,300	2,155,920
Mitsubishi UFJ Financial Group, Inc.	820,800	4,659,460
Murata Manufacturing Co., Ltd.	76,800	4,931,672
NEC Corp.	66,100	2,665,199
Nintendo Co., Ltd.	26,600	11,825,052
Nitto Denko Corp.	65,200	4,719,814
Ono Pharmaceutical Co., Ltd.	534,600	14,118,404
Sekisui House Ltd.	646,900	11,443,529
Shin-Etsu Chemical Co., Ltd.	46,723	6,624,788
Sony Group Corp.	60,500	5,718,651
Sumitomo Chemical Co., Ltd.	577,500	2,382,588
Sumitomo Corp.	139,900	2,018,644
Sumitomo Metal Mining Co., Ltd.	45,100	1,880,754
Sumitomo Mitsui Financial Group, Inc.	708,526	21,683,665
Takeda Pharmaceutical Co., Ltd.	219,500	6,307,018
Tokyo Electron Ltd.	37,800	17,240,831
Toyota Industries Corp.	221,942	14,270,935
(Cost $150,485,333)		146,117,046
Luxembourg 0.8%
ArcelorMittal SA (Cost $3,826,121)	116,527	3,757,876
Netherlands 2.4%
PostNL NV (a)	927,312	3,173,345
QIAGEN NV*	120,836	5,565,319
Randstad NV	41,707	2,353,261
(Cost $12,029,404)		11,091,925
Norway 1.4%
Equinor ASA (Cost $5,061,364)	173,020	6,623,067
Singapore 0.8%
Venture Corp., Ltd. (Cost $3,516,274)	272,700	3,561,490
Spain 2.5%
Banco Bilbao Vizcaya Argentaria SA	705,319	3,861,097
Banco Santander SA	2,410,913	7,830,088
(Cost $11,120,778)		11,691,185
Sweden 1.0%
Telefonaktiebolaget LM Ericsson "B" (Cost $6,535,728)	585,086	4,756,127
Switzerland 12.9%
Holcim AG	220,954	10,960,427
Kuehne & Nagel International AG (Registered)	8,193	2,166,536
Novartis AG (Registered)	225,165	20,437,934

Roche Holding AG (Genusschein)	61,000	20,804,085
STMicroelectronics NV	142,747	5,728,605
(Cost $63,235,891)		60,097,587
United Kingdom 7.9%
Anglo American PLC	49,089	2,398,733
British American Tobacco PLC	291,579	12,884,563
Ferguson PLC	31,148	3,738,640
Imperial Brands PLC	391,371	8,855,682
Kingfisher PLC	1,260,139	4,201,766
Lloyds Banking Group PLC	3,463,998	1,967,835
Next PLC	32,254	2,638,152
(Cost $33,524,577)		36,685,371
Total Common Stocks (Cost $457,935,877)		460,639,492

Securities Lending Collateral 7.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.68% (b) (c) (Cost $35,412,288)	35,412,288	35,412,288

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.75% (b) (Cost $2,545,114)	2,545,114	2,545,114

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $495,893,279)	106.7	498,596,894
Other Assets and Liabilities, Net	(6.7)	(31,403,990)
Net Assets	100.0	467,192,904
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
Securities Lending Collateral 7.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.68% (b) (c)
2,788,170	32,624,118 (d)	—	—	—	112,176	—	35,412,288	35,412,288
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 0.75% (b)
2,520,239	52,082,648	52,057,773	—	—	3,130	—	2,545,114	2,545,114
5,308,409	84,706,766	52,057,773	—	—	115,306	—	37,957,402	37,957,402
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $31,575,387, which is 6.8% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $953,400.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

At May 31, 2022 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Health Care	101,400,979	22%
Financials	80,839,353	17%
Materials	71,331,755	15%
Industrials	50,540,612	11%
Consumer Discretionary	49,949,468	11%
Information Technology	48,709,119	11%
Consumer Staples	21,740,245	5%
Communication Services	19,568,193	4%
Energy	16,559,768	4%
Total	460,639,492	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$38,396,306	$—	$38,396,306
Austria	—	4,723,443	—	4,723,443
Belgium	—	10,910,406	—	10,910,406
Denmark	—	20,152,493	—	20,152,493
Finland	—	7,669,275	—	7,669,275
France	—	55,372,689	—	55,372,689
Germany	—	26,655,153	—	26,655,153
Ireland	—	6,409,111	—	6,409,111
Italy	—	5,968,942	—	5,968,942
Japan	—	146,117,046	—	146,117,046
Luxembourg	—	3,757,876	—	3,757,876
Netherlands	—	11,091,925	—	11,091,925
Norway	—	6,623,067	—	6,623,067
Singapore	—	3,561,490	—	3,561,490
Spain	—	11,691,185	—	11,691,185
Sweden	—	4,756,127	—	4,756,127
Switzerland	—	60,097,587	—	60,097,587
United Kingdom	—	36,685,371	—	36,685,371
Short-Term Investments (a)	37,957,402	—	—	37,957,402
Total	$37,957,402	$460,639,492	$—	$498,596,894
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH3
R-080548-1 (1/23)